RESTRUCTURING CHARGES	6 Months Ended
Jun. 30, 2016
Restructuring and Related Activities [Abstract]
RESTRUCTURING CHARGE
RESTRUCTURING CHARGES

On March 21, 2016, we announced that we had made the decision to close a combined total of 433,000 tons of chlor alkali capacity across three separate locations. Associated with this action, we have permanently closed our Henderson, NV chlor alkali plant with 153,000 tons of capacity and will reconfigure the site to manufacture bleach and distribute caustic soda and hydrochloric acid. Also, the capacity of our Niagara Falls, NY chlor alkali plant has been reduced from 300,000 tons to 240,000 tons and the chlor alkali capacity at our Freeport, TX facility was reduced by 220,000 tons. This 220,000 ton reduction was entirely from diaphragm cell capacity. For the three months ended June 30, 2016, we recorded pretax restructuring charges of $7.9 million for employee severance and related benefit costs, employee relocation costs and facility exit costs related to these actions. For the six months ended June 30, 2016, we recorded pretax restructuring charges of $100.1 million for the write-off of equipment and facility costs, lease and other contract termination costs, employee severance and related benefit costs, employee relocation costs and facility exit costs related to these actions. We expect to incur additional restructuring charges through 2020 of approximately $45 million related to these capacity reductions.

On December 12, 2014, we announced that we had made the decision to permanently close the portion of the Becancour, Canada chlor alkali facility that has been shut down since late June 2014. This action reduced the facility’s chlor alkali capacity by 185,000 tons. Subsequent to the shut down, the plant predominantly focuses on bleach and hydrochloric acid, which are value-added products, as well as caustic soda. For the three months ended June 30, 2016 and 2015, we recorded pretax restructuring charges of $0.1 million and $0.4 million, respectively, for the write-off of equipment and facility costs and facility exit costs related to these actions. For the six months ended June 30, 2016 and 2015, we recorded pretax restructuring charges of $0.4 million and $1.6 million, respectively, for the write-off of equipment and facility costs, lease and other contract termination costs, facility exit costs and employee severance and related benefit costs related to these actions. We expect to incur additional restructuring charges through 2017 of approximately $4 million related to the shut down of this portion of the facility.

On November 3, 2010, we announced that we made the decision to relocate the Winchester centerfire pistol and rifle ammunition manufacturing operations from East Alton, IL to Oxford, MS. This relocation, when completed, is forecast to reduce Winchester’s annual operating costs by approximately $35 million to $40 million. Consistent with this decision we initiated an estimated $110 million five-year project, which includes approximately $80 million of capital spending. The capital spending was partially financed by $31 million of grants provided by the State of Mississippi and local governments. We completed this relocation in the second quarter of 2016. For the three months ended June 30, 2016 and 2015, we recorded pretax restructuring charges of $0.2 million and $0.3 million, respectively, for employee relocation costs and facility exit costs related to these actions. For the six months ended June 30, 2016 and 2015, we recorded pretax restructuring charges of $0.5 million and $0.3 million, respectively, for employee severance and related benefit costs, employee relocation costs and facility exit costs related to these actions. We expect to incur additional restructuring charges through 2016 of less than $1 million related to the transfer of these operations.

The following table summarizes the activity by major component of these 2016, 2014 and 2010 restructuring actions and the remaining balances of accrued restructuring costs as of June 30, 2016:

	Employee severance and job related benefits	Lease and other contract termination costs	Employee relocation costs	Facility exit costs	Write-off of equipment and facility	Total
	($ in millions)
Balance at January 1, 2015	$11.2	$4.5	$—	$—	$—	$15.7
Restructuring charges:
First quarter	—	0.7	0.1	0.2	0.2	1.2
Second quarter	—	—	0.2	0.2	0.3	0.7
Amounts utilized	(4.2)	(2.8)	(0.3)	(0.4)	(0.5)	(8.2)
Currency translation adjustments	(0.4)	(0.1)	—	—	—	(0.5)
Balance at June 30, 2015	$6.6	$2.3	$—	$—	$—	$8.9
Balance at January 1, 2016	$4.6	$2.1	$—	$—	$—	$6.7
Restructuring charges:
First quarter	3.9	9.2	0.2	2.9	76.6	92.8
Second quarter	0.2	—	0.8	7.2	—	8.2
Amounts utilized	(3.6)	(1.3)	(1.0)	(7.9)	(76.6)	(90.4)
Currency translation adjustments	—	0.1	—	—	—	0.1
Balance at June 30, 2016	$5.1	$10.1	$—	$2.2	$—	$17.4

The following table summarizes the cumulative restructuring charges of these 2016, 2014 and 2010 restructuring actions by major component through June 30, 2016:

	Chlor Alkali Products and Vinyls		Winchester	Total
	Becancour	Capacity Reductions
	($ in millions)
Write-off of equipment and facility	$3.5	$76.6	$—	$80.1
Employee severance and job related benefits	2.7	4.1	13.1	19.9
Facility exit costs	1.0	9.5	2.3	12.8
Pension and other postretirement benefits curtailment	—	—	4.1	4.1
Employee relocation costs	—	0.7	5.7	6.4
Lease and other contract termination costs	5.2	9.2	—	14.4
Total cumulative restructuring charges	$12.4	$100.1	$25.2	$137.7

As of June 30, 2016, we have incurred cash expenditures of $35.0 million and non-cash charges of $84.6 million related to these restructuring actions. The remaining balance of $17.4 million is expected to be paid out through 2020.